UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 6.1%
228,913	Energy Select Sector SPDR Fund	$ 18,972,309
189,243	Health Care Select Sector SPDR Fund	9,570,019
1,757,274	Vanguard FTSE Emerging Markets Fund	70,484,260

TOTAL EXCHANGE TRADED FUNDS		$ 99,026,588

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations(a) – 57.6%
United States Treasury Bills
$468,518,000	0.000	%(b)	10/17/13	$ 468,512,781
475,706,000	0.000		10/24/13	475,696,890

TOTAL U.S. TREASURY OBLIGATIONS				$ 944,209,671

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$1,043,236,259

Repurchase Agreement(c) – 25.5%
Barclays Capital, Inc.
$418,400,000	0.060%		10/01/13	$ 418,400,000
Market Value: $418,400,697
Collateralized by United States Treasury Notes, 0.250%, due 6/30/14-3/31/15. The aggregate market value of the collateral including accrued interest was $426,768,027.

TOTAL INVESTMENTS – 89.2%				$1,461,636,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.8%				177,833,594

NET ASSETS – 100.0%				$1,639,469,853

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Unless noted, all repurchase agreements were entered into on September 30, 2013.

Investment Abbreviations:
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli New Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG	BRL/USD	10/24/2013	$7,662,798	$1,452
	CLP/USD	10/24/2013	19,748	23
	GBP/USD	10/23/2013	129,489	1,337
	HUF/USD	10/24/2013	1,998,045	9,982
	INR/USD	10/24/2013	6,999,699	1,599
	KRW/USD	10/24/2013	129,948	313
	PHP/USD	10/24/2013	18,412	5
	PLN/USD	10/23/2013	1,861,151	1,315
	TRY/USD	10/23/2013	9,863	83
	USD/EUR	10/23/2013	19,969,125	8,978
	USD/MYR	10/24/2013	18,383	235
	USD/PHP	10/24/2013	6,499,526	55,566
	ZAR/USD	10/23/2013	13,899	30

TOTAL				$80,918

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD/USD	10/23/2013	$2,198,340	$(16,814)
	CAD/USD	10/23/2013	931,505	(538)
	CLP/USD	10/24/2013	5,885,020	(61,373)
	ILS/USD	10/23/2013	575,817	(934)
	INR/USD	10/24/2013	126,691	(253)
	KRW/USD	10/24/2013	2,487,568	(1,403)
	MXN/USD	10/23/2013	2,687,797	(47,122)
	MYR/USD	10/24/2013	1,360,337	(35,980)
	NOK/USD	10/23/2013	897,263	(13,812)
	NZD/USD	10/23/2013	2,023,419	(17,250)
	PHP/USD	10/24/2013	18,412	(110)
	RUB/USD	10/24/2013	7,899,069	(140,892)
	SEK/USD	10/23/2013	513,207	(5,385)
	TRY/USD	10/23/2013	6,282,962	(113,105)
	USD/BRL	10/24/2013	35,891	(84)
	USD/EUR	10/23/2013	27,058	(51)
	USD/INR	10/24/2013	15,836	(83)
	ZAR/USD	10/23/2013	4,197,419	(58,638)

TOTAL				$(513,827)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	2	December 2013	$1,854,414	$(51)
90 Day Bank Bill	21	March 2014	19,473,259	1,831
90 Day Bank Bill	34	June 2014	31,523,498	5,968
90 Day Eurodollar	5	December 2013	1,246,438	739
90 Day Eurodollar	13	March 2014	3,239,438	2,171
90 Day Eurodollar	21	June 2014	5,230,838	3,988
90 Day Eurodollar	34	September 2014	8,463,875	1,111
90 Day Eurodollar	30	December 2014	7,461,750	683
90 Day Eurodollar	6	March 2015	1,490,700	(13)
90 Day Eurodollar	(15)	June 2015	(3,721,313)	(5,921)
90 Day Eurodollar	(13)	September 2015	(3,218,800)	(4,662)
90 Day Euro EURIBOR	2	December 2013	674,599	180
90 Day Euro EURIBOR	8	March 2014	2,696,906	222
90 Day Euro EURIBOR	14	June 2014	4,717,456	533
90 Day Euro EURIBOR	14	September 2014	4,715,088	668
90 Day Euro EURIBOR	14	December 2014	4,712,010	263
90 Day Euro EURIBOR	6	March 2015	2,017,911	(11)
90 Day Euro EURIBOR	(2)	June 2015	(671,994)	(430)
90 Day Euro EURIBOR	(5)	September 2015	(1,678,210)	(1,777)
90 Day Euro Swiss Franc	(25)	December 2013	(6,909,659)	(131)
90 Day Euro Swiss Franc	(7)	March 2014	(1,934,511)	158
90 Day Euro Swiss Franc	(7)	June 2014	(1,934,317)	(421)
90 Day GBP LIBOR	27	December 2013	5,434,010	(147)
90 Day Sterling	(9)	June 2014	(1,809,515)	(436)
90 Day Sterling	(31)	September 2014	(6,227,443)	(2,548)
90 Day Sterling	(31)	December 2014	(6,221,170)	(2,445)
90 Day Sterling	(35)	March 2015	(7,015,756)	(4,661)
90 Day Sterling	(32)	June 2015	(6,404,692)	(4,173)
90 Day Sterling	(29)	September 2015	(5,793,689)	(1,210)
CAC 40 Index	159	October 2013	8,918,177	(56,889)
DAX Index	54	December 2013	15,686,499	(75,868)
EURO STOXX 50 Index	1,307	December 2013	50,905,757	(222,629)
Euro-Bobl	9	December 2013	1,515,138	(104)
Euro-Bund	(103)	December 2013	(19,577,769)	(338,917)
Euro-Schatz	82	December 2013	12,247,080	(1,624)
FTSE 100 Index	481	December 2013	50,065,931	(886,932)
FTSE/MIB Index	64	December 2013	7,540,461	(178,868)
Hang Seng Index	52	October 2013	7,671,038	(79,469)
IBEX 35 Index	75	October 2013	9,268,308	112,349
KOSPI 200 Index	53	December 2013	6,486,449	(23,911)
Long Gilt	(62)	December 2013	(11,073,017)	(91,222)
NASDAQ 100 E-mini Index	451	December 2013	28,945,180	386,781
Russell 2000 Mini Index	1,409	December 2013	150,960,260	2,695,586
S&P 500 E-mini Index	1,269	December 2013	106,234,335	(1,066,460)
S&P MidCap 400 E-Mini Index	88	December 2013	10,917,280	83,706
S&P/TSX 60 Index	76	December 2013	10,779,671	(52,267)
TSE TOPIX Index	361	December 2013	43,942,876	508,145
U.S. Long Bond	(127)	December 2013	(16,938,625)	(195,637)
2 Year U.S. Treasury Notes	351	December 2013	77,313,234	12,671
5 Year U.S. Treasury Notes	(90)	December 2013	(10,894,219)	(105,810)
10 Year Canadian Government Bonds	(113)	December 2013	(14,221,950)	(228,782)
10 Year Japanese Government Bonds	19	December 2013	27,857,775	242,097
10 Year U.S. Treasury Notes	(142)	December 2013	(17,947,469)	(243,607)

TOTAL				$181,817

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2013(a)	Upfront Payments Made (Received)(a)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$ 155,850	5.000%	12/20/18	3.977%	$7,023,176	$—

(a)

Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Paid	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Russell Top 200 Growth Index Total Return	$18,361	(0.140)%	10/24/13	$(178,232)
		1,114	(0.140)	12/26/13	(6,725)
	Russell Top 200 Value Index Total Return	18,359	0.140	10/24/13	216,910
		1,614	0.140	12/26/13	11,529

TOTAL					$43,482

(a)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

WRITTEN OPTIONS CONTRACTS — At September 30, 2013, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	204	$1,525	October 2013	$(40,800)
	198	1,550	October 2013	(51,480)
	192	1,575	October 2013	(78,720)
	186	1,600	October 2013	(91,140)
	180	1,625	October 2013	(136,800)
	174	1,650	October 2013	(204,972)
	169	1,675	October 2013	(361,660)
	164	1,700	October 2013	(496,100)
	244	1,500	November 2013	(109,800)
	236	1,525	November 2013	(139,712)
	228	1,550	November 2013	(169,860)
	221	1,575	November 2013	(223,210)
	214	1,600	November 2013	(286,760)
	208	1,625	November 2013	(382,720)
	202	1,650	November 2013	(516,110)
	230	1,550	December 2013	(368,000)
	222	1,575	December 2013	(432,900)
	215	1,600	December 2013	(528,900)
	209	1,625	December 2013	(616,550)
	203	1,650	December 2013	(714,560)
	197	1,675	December 2013	(886,500)
	191	1,700	December 2013	(1,142,180)
	186	1,725	December 2013	(1,324,320)

TOTAL (Premiums Received $11,469,688)	4,673			$(9,303,754)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended September 30, 2013, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2012	—	—

Contracts written	8,562	$13,255,716
Contracts expired	(3,776)	(1,634,743)
Contracts bought to close	(113)	(151,285)

Contracts Outstanding September 30, 2013	4,673	$11,469,688

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,459,335,340

Gross unrealized gain	2,300,919
Gross unrealized loss	—

Net unrealized security gain	$2,300,919

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 7.1%
Collateralized Mortgage Obligations – 2.5%
Agency Multi-Family – 0.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 5,948,454
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A(a)
4,861,210	0.529	04/25/19	4,865,608

			10,814,062

Regular Floater(a) – 1.6%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)(c)
290,468	0.732	02/25/48	290,846
FHLMC REMIC Series 3371, Class FA(c)
733,855	0.782	09/15/37	738,160
FNMA REMIC Series 2007-91, Class FB
1,529,695	0.779	10/25/37	1,545,294
FNMA REMIC Series 2013-96, Class FW
5,034,584	0.579	09/25/43	5,040,210
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A(c)
754,168	0.532	12/07/20	756,214
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A(c)
864,928	0.632	10/07/20	869,894
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A(c)
1,296,367	0.552	11/06/17	1,299,507
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
2,525,950	0.582	02/06/20	2,535,818
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,829,189	0.582	03/11/20	1,835,763
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A(c)
1,810,405	0.562	03/06/20	1,814,931
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A(c)
1,518,793	0.562	04/06/20	1,521,819
National Credit Union Administration Guaranteed Notes Series 2011-R6, Class 1A
893,242	0.562	05/07/20	894,184

			19,142,640

Sequential Fixed Rate – 0.0%
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 2A
148,225	1.840	10/07/20	149,777

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 30,106,479

Federal Agencies – 4.6%
Adjustable Rate FNMA(a) – 0.3%
$1,822,782	2.550%	05/01/33	$ 1,935,819
1,043,526	2.435	10/01/36	1,111,222

			3,047,041

FHLMC – 2.3%
716	5.000	09/01/16	758
8,097	5.000	11/01/16	8,572
1,234	5.000	12/01/16	1,306

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$13,482	5.000%	01/01/17	$ 14,272
11,920	5.000	01/01/18	12,578
127,613	5.000	02/01/18	134,906
91,558	5.000	03/01/18	96,912
56,412	5.000	04/01/18	59,765
36,941	5.000	05/01/18	39,161
27,319	5.000	06/01/18	28,947
59,132	5.000	07/01/18	62,770
19,140	5.000	08/01/18	20,302
7,250	5.000	10/01/18	7,712
14,902	5.000	11/01/18	15,848
1,808	5.000	02/01/19	1,920
268,585	5.500	01/01/20	286,719
7,674,027	4.000	06/01/25	8,129,073
153,737	5.000	11/01/25	166,463
408,715	5.000	08/01/28	440,207
6,231,623	5.000	07/01/35	6,727,972
74,591	5.000	08/01/35	80,318
195,599	5.000	09/01/35	210,615
228,891	5.000	03/01/36	246,469
2,000,000	5.000	06/01/36	2,153,542
147,201	5.000	03/01/37	158,370
198,139	5.000	12/01/37	213,174
648,831	5.000	02/01/38	698,419
1,465,125	5.000	03/01/38	1,577,073
710,865	5.000	07/01/38	765,180
798,922	5.000	11/01/38	859,966
1,748,757	5.000	12/01/38	1,881,453
948,766	5.000	01/01/39	1,021,259
223,887	5.000	02/01/39	240,994
1,527,978	5.000	06/01/41	1,643,921

			28,006,916

FNMA – 2.0%
68,724	5.000	03/01/18	72,610
226,426	5.000	04/01/18	239,616
3,657	5.500	01/01/19	3,967
61,978	5.500	02/01/19	67,032
56,033	5.500	03/01/19	60,769
42,146	5.500	04/01/19	45,708
26,057	5.500	05/01/19	28,259
105,807	5.500	06/01/19	114,750
351,532	5.500	07/01/19	381,130
311,612	5.500	08/01/19	337,754
271,442	5.500	09/01/19	294,129
75,905	5.500	10/01/19	82,320
89,338	5.500	11/01/19	96,889
149,394	5.500	12/01/19	162,022
9,254	5.500	01/01/20	10,036
6,614	5.500	06/01/20	7,107
1,720,760	5.500	07/01/20	1,835,859
36,117	6.000	01/01/23	39,437
7,677,481	4.000	09/01/26	8,156,016
608,990	4.500	08/01/33	650,017
422,985	4.500	09/01/33	451,481
159,636	4.500	10/01/33	170,391
652,285	4.500	11/01/33	696,229
36,422	4.500	12/01/33	38,876
10,096	4.500	01/01/34	10,776
32,709	4.500	03/01/34	34,912
160,836	4.500	05/01/34	171,694

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$115,311	4.500%	06/01/34	$ 123,083
92,608	4.500	09/01/34	98,865
3,784	4.500	12/01/34	4,039
214,467	4.500	01/01/35	228,957
256,269	4.500	02/01/35	273,567
11,603	4.500	03/01/35	12,385
10,235	4.500	04/01/35	10,925
220,698	4.500	05/01/35	235,604
74,139	4.500	08/01/35	79,137
44,182	4.500	09/01/35	47,159
42,017	4.500	10/01/35	44,856
117,795	4.500	06/01/38	125,736
4,897	6.000	09/01/38	5,340
27,984	4.000	08/01/39	29,342
84,316	4.500	02/01/40	89,999
21,282	4.000	08/01/40	22,320
97,133	4.000	11/01/40	101,869
85,675	4.000	12/01/40	89,852
84,007	4.000	01/01/41	88,103
102,576	4.000	02/01/41	107,590
157,963	4.000	03/01/41	165,685
32,733	4.000	05/01/41	34,333
605,753	6.000	05/01/41	665,024
53,778	4.000	08/01/41	56,407
362,707	4.500	08/01/41	387,989
688,239	4.500	09/01/41	736,210
94,984	4.500	10/01/41	101,604
98,060	4.000	01/01/42	102,853
20,865	4.000	02/01/42	21,888
2,000,000	4.000	TBA-30yr(d)	2,097,812
3,000,000	6.000	TBA-30yr(d)	3,282,188

			23,730,507

TOTAL FEDERAL AGENCIES			$ 54,784,464

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 84,890,943

Asset-Backed Securities – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$114,900	7.000%	09/25/37	$ 110,153
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(c)
166,821	7.000	09/25/37	161,444

TOTAL ASSET-BACKED SECURITIES			$ 271,597

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 39.8%
United States Treasury Bond
$7,500,000	3.625%	08/15/43	$ 7,413,900
United States Treasury Inflation-Protected Securities
141,086,952	2.000	01/15/14	141,792,387
48,345,564	1.250	04/15/14	48,768,588
40,771,654	2.000	07/15/14	41,822,747
20,185,605	1.625	01/15/15	20,879,586
37,469,640	1.875	07/15/15	39,565,692
7,055,809	2.500	07/15/16	7,790,036
United States Treasury Notes
25,500,000	0.500	10/15/13	25,502,039
49,800,000	2.750	10/31/13	49,905,078
4,900,000	0.875 (e)	01/31/17	4,911,564
3,200,000	0.625	09/30/17	3,145,664
7,500,000	0.750	02/28/18	7,354,800
6,600,000	0.750	03/31/18	6,460,212
6,500,000	0.625	04/30/18	6,318,585
9,000,000	1.000	05/31/18	8,884,890
6,000,000	1.375	06/30/18	6,016,380
7,800,000	1.375	07/31/18	7,814,196
9,200,000	1.375	09/30/18	9,193,376
5,500,000	1.250	02/29/20	5,293,970
4,800,000	1.125	04/30/20	4,563,504
4,500,000	1.375	05/31/20	4,342,275
3,600,000	1.875	06/30/20	3,583,620
5,800,000	2.000	07/31/20	5,814,558
6,900,000	2.250	08/31/20	6,961,134
6,600,000	2.000	09/30/20	6,593,070

TOTAL U.S. TREASURY OBLIGATIONS			$ 480,691,851

Shares	Rate		Value
Investment Company(a) – 37.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
447,334,993	0.010%		$ 447,334,993

TOTAL INVESTMENTS – 83.9%			$1,013,189,384

OTHER ASSETS IN EXCESS OF LIABILITIES – 16.1%			195,294,799

NET ASSETS – 100.0%			$1,208,484,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $290,846, which represents approximately 0.0% of net assets as of September 30, 2013.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2013 (Unaudited)

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $5,380,000 which represents approximately 0.4% of net assets as of September 30, 2013.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $1,055,313)	4.500%	TBA-30yr	10/10/13	(1,000,000)	$(1,068,125)

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(108)	December 2013	$(14,404,500)	$(118,596)
U.S. Ultra Long Treasury Bonds	53	December 2013	7,530,969	75,238
2 Year U.S. Treasury Notes	(534)	December 2013	(117,621,844)	(296,533)
5 Year U.S. Treasury Notes	(193)	December 2013	(23,362,047)	(113,446)
10 Year U.S. Treasury Notes	(35)	December 2013	(4,423,672)	(6,574)

TOTAL				$(459,911)

SWAP CONTRACTS — At September 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$24,300	(a)	12/18/16	3 Month LIBOR	0.500%	$295,937	$(58)
14,000	(a)	12/18/18	3 Month LIBOR	1.000	214,803	247,715
31,100	(a)	12/18/20	3 Month LIBOR	1.500	668,947	959,044
3,700	(a)	12/18/28	3 Month LIBOR	2.500	151,203	242,892
100		06/19/43	2.750%	3 Month LIBOR	(9,852)	(6,948)
2,600	(a)	12/18/43	3 Month LIBOR	3.000	2,967	347,872

TOTAL					$1,324,005	$1,790,517

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2013.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICIES(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Paid	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	S&P GSCI Excess Return Index	$11,901	(0.25)%	07/11/14	$(327,980)
		12,283	(0.25)	07/11/14	(338,510)
		170,384	(0.25)	07/11/14	(4,695,709)
		175,568	(0.25)	07/11/14	(4,838,588)
Merrill Lynch International	S&P GSCI Excess Return Index	12,000	(0.25)	01/17/14	(62,851)
		15,000	(0.25)	01/17/14	(524,580)
		15,000	(0.25)	01/17/14	23,892
		164,474	(0.25)	01/17/14	(4,532,496)
		169,388	(0.25)	01/17/14	(4,667,914)
UBS AG	S&P GSCI Excess Return Index	124,881	(0.27)	07/10/14	(3,443,678)
		165,341	(0.27)	07/10/14	(4,559,400)
		205,686	(0.27)	07/10/14	(5,671,948)

TOTAL					$(33,639,762)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,015,433,590

Gross unrealized gain	766,503
Gross unrealized loss	(3,010,709)

Net unrealized security loss	$(2,244,206)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d)(e) – 2.5%
Canadian Imperial Bank of Commerce
$ 35,100,000	0.029%	03/10/14	$ 23,302,890
UBS AG
2,080,000	0.082	01/14/14	1,369,243
6,900,000	0.082	05/05/14	5,066,686

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 29,738,819

Shares	Description	Value
Exchange Traded Funds – 12.5%
1,238,921	iShares MSCI Emerging Markets Fund	$ 50,510,809
926,817	iShares Russell 2000 Fund	98,817,229

TOTAL EXCHANGE TRADED FUNDS		$ 149,328,038

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(f) – 4.1%
United States Treasury Inflation Indexed Notes
$ 48,522,242	0.375%	07/15/23	$ 48,294,672

Shares	Rate	Value
Investment Company(a) – 77.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
926,667,472	0.010%	$ 926,667,472

TOTAL INVESTMENTS – 96.7%		$1,154,029,001

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		39,997,341

NET ASSETS – 100.0%		$1,194,026,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(b)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(c)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJ-UBSCI Total Return is composed of nineteen commodities in eight diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, and agriculture.

(d)	Interest rate disclosed is contingent upon LIBOR as of September 30, 2013 minus a spread.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,738,819, which represents approximately 2.5% of net assets as of September 30, 2013.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

CAC 40 Index	717	October 2013	$40,215,928	$15,357
DAX Index	209	December 2013	60,712,560	(289,407)
Euro-Bund	(216)	December 2013	(41,056,292)	(705,658)
FTSE 100 Index	387	December 2013	40,281,737	(862,733)
FTSE/MIB Index	171	December 2013	20,147,170	(462,383)
Hang Seng Index	250	October 2013	36,879,988	(528,900)
IBEX 35 Index	(20)	October 2013	(2,471,549)	(40,922)
Long Gilt	85	December 2013	15,180,749	161,315
MSCI Singapore Index	(360)	October 2013	(20,769,838)	268,476
OMX Stockholm 30 Index	(192)	October 2013	(3,765,043)	58,637
S&P 500 E-mini Index	3,260	December 2013	272,910,900	(1,529,622)
S&P/TSX 60 Index	46	December 2013	6,524,538	(23,974)
SPI 200 Index	(33)	December 2013	(4,019,843)	71,376
TSE TOPIX Index	969	December 2013	117,951,930	2,291,918
10 Year Australian Bonds	26	December 2013	2,852,794	65,412
10 Year Canadian Government Bonds	37	December 2013	4,656,745	7,416
10 Year Japanese Government Bonds	248	December 2013	363,617,275	1,932,062
10 Year U.S. Treasury Notes	510	December 2013	64,459,219	1,119,273

TOTAL				$1,547,643

SWAP CONTRACTS — At September 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index	$47,200	5.000%	12/20/18	2.940%	$4,917,580	$(309,266)
CDX North America Investment Grade Index	94,700	1.000	12/20/18	0.820	908,410	(8,203)

TOTAL					$5,825,990	$(317,469)

(a)

Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,158,137,314

Gross unrealized gain	15,459,291
Gross unrealized loss	(19,567,604)

Net unrealized security loss	$(4,108,313)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Australia – 12.9%
1,697,606	CFS Retail Property Trust Group (REIT) (Retail)	$ 3,174,507
455,356	Charter Hall Group (REIT) (Diversified)	1,569,013
1,562,789	Commonwealth Property Office Fund (REIT) (Office)	1,664,723
2,778,623	GPT Group (REIT) (Diversified)	9,015,406
6,709,552	Mirvac Group (REIT) (Diversified)	10,907,646
2,049,886	Stockland (REIT) (Diversified)	7,409,677
1,070,053	Westfield Group (REIT) (Retail)	10,996,239
3,073,176	Westfield Retail Trust (REIT) (Retail)	8,519,077

		53,256,288

Canada – 7.7%
106,300	Allied Properties Real Estate Investment Trust (REIT) (Office)	3,349,836
37,800	Boardwalk Real Estate Investment Trust (REIT) (Residential)	2,114,129
206,500	Brookfield Office Properties, Inc. (Office)	3,957,390
147,700	Calloway Real Estate Investment Trust (REIT) (Retail)	3,491,573
86,200	Canadian Apartment Properties Real Estate Investment Trust (REIT) (Residential)	1,713,037
58,800	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,316,493
132,500	Dundee Real Estate Investment Trust Series A (REIT) (Office)	3,735,547
213,700	H&R Real Estate Investment Trust (REIT) (Diversified)	4,396,197
288,400	RioCan Real Estate Investment Trust (REIT) (Retail)	6,803,670

		31,877,872

China – 2.2%
3,876,500	Shimao Property Holdings Ltd. (Diversified)	8,921,218

Finland – 0.7%
841,910	Citycon Oyj (Retail)	2,831,901

France – 2.2%
207,254	Klepierre (REIT) (Retail)	8,988,292

Germany – 2.7%
71,936	Deutsche Euroshop AG (Retail)	3,117,611
443,532	Deutsche Wohnen AG (Residential)	7,936,943

		11,054,554

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 15.1%
6,128,000	Fortune Real Estate Investment Trust (REIT) (Retail)	$ 5,056,911
797,500	Henderson Land Development Co. Ltd. (Diversified)	4,920,702
1,192,000	Kerry Properties Ltd. (Diversified)	5,091,463
19,364,000	Kingway Brewery Holdings Ltd. (Retail)	8,700,058
1,725,475	Sun Hung Kai Properties Ltd. (Diversified)	23,485,232
3,046,624	The Link Real Estate Investment Trust (REIT) (Retail)	14,895,349

		62,149,715

Japan – 29.0%
3,049	Advance Residence Investment Corp. (REIT) (Residential)	7,128,884
1,254,000	Mitsubishi Estate Co. Ltd. (Diversified)	37,163,191
792,000	Mitsui Fudosan Co. Ltd. (Office)	26,745,349
441	Nippon Building Fund, Inc. (REIT) (Office)	5,471,738
407	Nippon Prologis Real Estate Investment Trust, Inc. (REIT) (Office)	4,078,421
342,300	Nomura Real Estate Holdings, Inc. (Diversified)	8,451,365
1,819	Nomura Real Estate Office Fund, Inc. (REIT) (Office)	9,351,828
8,081	Orix JREIT, Inc. (REIT) (Office)	10,266,742
2,154,000	Sapporo Holdings Ltd. (Diversified)	9,372,432
155,000	Tokyu Land Corp. (Diversified)	1,607,358

		119,637,308

Malaysia – 1.3%
6,757,100	UEM Sunrise Bhd (Diversified)	5,288,169

Netherlands – 6.4%
54,186	Corio NV (REIT) (Retail)	2,334,202
97,295	Unibail-Rodamco SE (REIT) (Diversified)	24,137,792

		26,471,994

Singapore – 4.1%
9,875,000	Cache Logistics Trust (REIT) (Industrial)	9,288,907
7,851,000	Keppel Real Estate Investment Trust (REIT) (Office)	7,687,910

		16,976,817

Sweden – 0.8%
311,901	Fabege AB (Diversified)	3,447,652

Switzerland – 1.8%
87,045	PSP Swiss Property AG (Registered) (Office)*	7,559,796

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 12.2%
518,319	Big Yellow Group PLC (REIT) (Industrial)	$ 3,691,590
1,324,470	British Land Co. PLC (REIT) (Diversified)	12,372,828
1,042,918	Capital & Counties Properties PLC (Retail)	5,652,419
125,381	Derwent London PLC (REIT) (Office)	4,806,695
560,858	Great Portland Estates PLC (REIT) (Office)	4,892,151
1,201,527	Hammerson PLC (REIT) (Retail)	9,740,870
317,049	Helical Bar PLC (Diversified)	1,524,414
300,410	Land Securities Group PLC (REIT) (Diversified)	4,465,373
520,140	Unite Group PLC (Residential)	3,322,714

		50,469,054

TOTAL INVESTMENTS – 99.1%		$408,930,630

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,686,911

NET ASSETS – 100.0%		$412,617,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$385,195,259

Gross unrealized gain	75,193,092
Gross unrealized loss	(51,457,721)

Net unrealized security gain	$23,735,371

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Value

No reportable securities.

TOTAL INVESTMENTS – 0.0%	$ —

OTHER ASSETS IN EXCESS OF LIABILITIES – 100.0%	25,378,158

NET ASSETS – 100.0%	$25,378,158

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD/USD	12/18/2013	$18,563	$86
	BRL/USD	10/02/2013	18,048	588
	CAD/USD	12/18/2013	58,135	275
	CHF/USD	12/18/2013	88,521	2,240
	CZK/USD	12/18/2013	674,426	4,450
	EUR/USD	12/18/2013	1,769,886	12,504
	GBP/USD	12/18/2013	2,004,675	23,679
	HUF/USD	12/18/2013	1,067,563	12,449
	INR/USD	12/18/2013	46,729	822
	JPY/USD	12/18/2013	435,657	3,819
	KRW/USD	12/18/2013	314,529	2,488
	MYR/USD	12/18/2013	18,325	82
	NZD/USD	12/18/2013	1,139,977	7,743
	PLN/USD	12/18/2013	200,806	6,369
	SEK/USD	12/18/2013	521,939	8,962
	TRY/USD	12/18/2013	29,289	68
	USD/AUD	12/18/2013	334,139	1,010
	USD/BRL	11/04/2013	170,019	810
	USD/CLP	12/18/2013	39,192	47
	USD/IDR	12/18/2013	850,127	15,362
	USD/INR	12/18/2013	560,749	2,337
	USD/MYR	12/18/2013	366,505	4,264
	USD/NOK	12/18/2013	555,477	4,039
	USD/ZAR	12/18/2013	537,510	2,490

TOTAL				$116,983

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	KRW/USD	12/18/2013	$1,202,610	$(514)
	PLN/USD	12/18/2013	860,598	(1,014)
	RUB/USD	12/18/2013	1,080,014	(8,025)
	SEK/USD	12/18/2013	838,731	(545)
	USD/AUD	12/18/2013	306,295	(1,262)
	USD/BRL	10/02/2013	189,505	(13,060)
	USD/BRL	11/04/2013	322,140	(1,770)
	USD/CAD	12/18/2013	677,278	(3,496)
	USD/CHF	12/18/2013	5,533	(161)
	USD/CLP	12/18/2013	274,344	(3,054)
	USD/COP	12/18/2013	905,477	(7,953)
	USD/EUR	12/18/2013	152,904	(2,308)
	USD/GBP	12/18/2013	1,064,629	(25,863)
	USD/HUF	12/18/2013	72,377	(2,060)
	USD/IDR	12/18/2013	212,532	(1,918)
	USD/INR	12/18/2013	202,493	(7,824)
	USD/JPY	12/18/2013	1,694,460	(22,914)
	USD/KRW	12/18/2013	18,502	(220)
	USD/MXN	12/18/2013	132,850	(324)
	USD/MYR	12/18/2013	329,854	(3,363)
	USD/NZD	12/18/2013	272,603	(8,143)
	USD/PLN	12/18/2013	76,498	(1,951)
	USD/RUB	12/18/2013	258,595	(5,766)
	USD/SEK	12/18/2013	294,332	(4,230)
	USD/TRY	12/18/2013	1,000,696	(2,510)

TOTAL				$(130,248)

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Amsterdam Index	8	October 2013	$811,926	$(11,047)
BIST 30 Index	(41)	October 2013	(187,134)	(15,293)
CAC 40 Index	13	October 2013	729,159	278
DAX Index	2	December 2013	580,981	(1,653)
DJIA Mini-e-CBOT	13	December 2013	977,990	(12,748)
FTSE 100 Index	9	December 2013	936,785	(19,420)
FTSE/JSE Top 40 Index	18	December 2013	712,596	4,753
FTSE/MIB Index	5	December 2013	589,099	(9,376)
Hang Seng Index	4	October 2013	590,080	(8,286)
H-Shares Index	3	October 2013	199,880	(4,430)
IBEX 35 Index	5	October 2013	617,887	10,903
KOSPI 200 Index	2	December 2013	244,772	642
MSCI Taiwan Index	25	October 2013	717,750	(15,612)
NASDAQ 100 E-mini Index	14	December 2013	898,520	10,966
Nikkei 225 Index	3	December 2013	441,325	1,024
OMX Stockholm 30 Index	42	October 2013	823,603	(11,803)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	7	December 2013	$749,980	$17,619
S&P 500 E-mini Index	11	December 2013	920,865	(2,247)
S&P/TSX 60 Index	7	December 2013	992,864	5,213
SGX S&P CNX Nifty Index	(11)	October 2013	(126,841)	4,628
SPI 200 Index	7	December 2013	852,694	(5,372)
TSE TOPIX Index	3	December 2013	365,176	5,208

TOTAL				$(56,053)

SWAP CONTRACTS — At September 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

GBP	44,750	12/18/14	1.000%	6 Month LIBOR	$123,470	$83,783
SEK	197,210	12/18/14	1.500	3 Month STIBOR	31,852	1,614
	$4,480	12/18/18	3 Month LIBOR	2.000%	(68,115)	(2,663)
CAD	5,940	12/18/18	3 Month CDOR	2.500	(31,996)	(13,105)
CHF	8,740	12/18/18	6 Month LIBOR	1.000	(72,859)	(44,882)
EUR	3,010	12/18/18	6 Month EURIBOR	1.500	(25,605)	(13,141)
GBP	2,830	12/18/18	6 Month LIBOR	2.000	(73,290)	39,839
JPY	1,863,150	12/18/18	0.500	6 Month LIBOR	(7,934)	82,774
SEK	36,970	12/18/18	3 Month STIBOR	2.750	(163,650)	51,713
	$7,050	12/18/23	3.250	3 Month LIBOR	232,315	17,749
EUR	4,060	12/18/23	2.250	6 Month EURIBOR	25,495	38,464
GBP	3,210	12/18/23	6 Month LIBOR	2.750	(193,265)	202,957
JPY	732,420	12/18/23	1.000	6 Month LIBOR	(30,776)	115,121
	$3,390	12/18/43	3 Month LIBOR	4.000	(191,375)	(5,871)
EUR	1,790	12/18/43	6 Month EURIBOR	2.750	(21,666)	(39,519)
GBP	1,490	12/18/43	3.500	6 Month LIBOR	102,962	(32,211)
JPY	290,590	12/18/43	6 Month LIBOR	2.000	(171,629)	53,849

TOTAL					$(536,066)	$536,471

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2013.

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations: (continued)
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

TAX INFORMATION — At September 30, 2013 the Fund did not have any aggregate security unrealized gains, losses or cost for U.S. federal income tax purpose.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Commercial – 26.0%
110,529	Alexandria Real Estate Equities, Inc. (REIT)	$ 7,057,277
225,332	Boston Properties, Inc. (REIT)	24,087,991
1,320,243	DCT Industrial Trust, Inc. (REIT)	9,492,547
259,529	Digital Realty Trust, Inc. (REIT)	13,780,990
268,078	Highwoods Properties, Inc. (REIT)	9,465,834
136,176	Kilroy Realty Corp. (REIT)	6,801,991
657,678	Prologis, Inc. (REIT)	24,741,846
94,042	PS Business Parks, Inc. (REIT)	7,017,414
180,144	SL Green Realty Corp. (REIT)	16,003,993
308,382	Terreno Realty Corp. (REIT)	5,476,864
112,361	Vornado Realty Trust (REIT)	9,445,066

		133,371,813

Health Care – 11.1%
171,519	Emeritus Corp.*	3,178,247
311,434	HCP, Inc. (REIT)	12,753,223
149,611	Health Care Real Estate Investment Trust, Inc. (REIT)	9,332,734
575,850	Healthcare Trust of America, Inc. Class A (REIT)	6,057,942
414,026	Ventas, Inc. (REIT)	25,462,599

		56,784,745

Leisure – 9.0%
459,825	Chesapeake Lodging Trust (REIT)	10,824,281
357,845	LaSalle Hotel Properties (REIT)	10,205,739
271,743	Pebblebrook Hotel Trust (REIT)	7,801,742
363,341	RLJ Lodging Trust (REIT)	8,534,880
1,043,005	Strategic Hotels & Resorts, Inc. (REIT)*	9,053,283

		46,419,925

Multifamily – 16.7%
230,829	AvalonBay Communities, Inc. (REIT)	29,336,058
206,402	BRE Properties, Inc. (REIT)	10,476,966
208,234	Camden Property Trust (REIT)	12,793,897
231,439	Equity Residential (REIT)	12,398,187
83,049	Essex Property Trust, Inc. (REIT)	12,266,337
195,410	Post Properties, Inc. (REIT)	8,797,358

		86,068,803

Other – 5.3%
125,396	American Tower Corp. (REIT)	9,295,606
208,234	Blackstone Mortgage Trust, Inc. Class A (REIT)	5,245,414
149,754	Kennedy-Wilson Holdings, Inc.	2,779,434
186,250	Toll Brothers, Inc.*	6,040,088
139,230	Weyerhaeuser Co. (REIT)	3,986,155

		27,346,697

Retail – 24.1%
233,881	Acadia Realty Trust (REIT)	5,772,183
357,235	CBL & Associates Properties, Inc. (REIT)	6,823,189
646,686	DDR Corp. (REIT)	10,159,437
124,574	Federal Realty Investment Trust (REIT)	12,638,032

Shares	Description	Value
Common Stocks – (continued)
Retail – (continued)
385,935	Simon Property Group, Inc. (REIT)	$ 57,207,145
265,026	Tanger Factory Outlet Centers, Inc. (REIT)	8,653,099
194,968	Taubman Centers, Inc. (REIT)	13,123,296
315,613	Weingarten Realty Investors (REIT)	9,256,929

		123,633,310

Self Storage – 6.3%
202,128	Public Storage (REIT)	32,451,650

TOTAL INVESTMENTS – 98.5%		$506,076,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		7,744,503

NET ASSETS – 100.0%		$513,821,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$421,278,220

Gross unrealized gain	93,111,955
Gross unrealized loss	(8,313,232)

Net unrealized security gain	$84,798,723

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2013:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$944,209,671	$—	$—
Common Stock and/or Other Equity Investments	99,026,588	—	—
Repurchase Agreement	—	418,400,000	—
Total	$1,043,236,259	$418,400,000	$—

Derivative Type
Assets(a)
Futures Contracts	$4,059,850	$—	$—
Forward Foreign Currency Exchange Contracts	—	80,918	—
Total Return Swap Contracts	—	228,439	—
Total	$4,059,850	$309,357	$—
Liabilities
Futures Contracts(a)	$(3,878,033)	$—	$—
Forward Foreign Currency Exchange Contracts(a)	—	(513,827)	—
Total Return Swap Contracts(a)	—	(184,957)	—
Written Options	(9,303,754)	—	—
Total	$(13,181,787)	$(698,784)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$84,890,943	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	480,691,851	—	—
Asset-Backed Securities	—	271,597	—
Investment Company	447,334,993	—	—
Total	$928,026,844	$85,162,540	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,068,125)	$—

Derivative Type
Assets(a)
Futures Contracts	$75,238	$—	$—
Interest Rate Swap Contracts	—	1,797,523	—
Total Return Swap Contracts		23,892
Total	$75,238	$1,821,415	$—
Liabilities(a)
Futures Contracts	$(535,149)	$—	$—
Interest Rate Swap Contracts	—	(7,006)	—
Total Return Swap Contracts	—	(33,663,654)	—
Total	$(535,149)	$(33,670,660)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index Linked Structured Notes	$—	$29,738,819	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	48,294,672	—	—
Common Stock and/or Other Equity Investments	149,328,038	—	—
Investment Company	926,667,472	—	—
Total	$1,124,290,182	$29,738,819	$—

Derivative Type
Assets(a)
Futures Contracts	$5,991,242	$—	$—
Liabilities(a)
Futures Contracts	$(4,443,599)	$—	$—
Credit Default Swap Contracts	—	(317,469)	—
Total	$(4,443,599)	$(317,469)	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$31,877,872	$—	$—
Other	—	377,052,758 (b)	—
Total	$31,877,872	$377,052,758	$—

MANAGED FUTURES STRATEGY

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$61,234	$—	$—
Forward Foreign Currency Exchange Contracts	—	116,983	—
Interest Rate Swap Contracts	—	687,863	—
Total	$61,234	$804,846	$—
Liabilities(a)
Futures Contracts	$(117,287)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(130,248)	—
Interest Rate Swap Contracts	—	(151,392)	—
Total	$(117,287)	$(281,640)	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$506,076,943	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund (except for the Absolute Return Tracker Fund) may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Real Estate Securities Fund and the International Real Estate Securities Fund invest primarily in securities of issuers (non-U.S. issuers, in the case of International Real Estate Securities Fund) that are primarily engaged in or related to the real estate industry, and each Fund has a policy of concentrating its investments in the real estate industry. Therefore, investments in the Funds are subject to certain risks associated with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2013

*	Print the name and title of each signing officer under his or her signature.